Long-Term Debt - Additional Information (Detail) - USD ($)			1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2020	Oct. 04, 2017	Jun. 30, 2020	Apr. 30, 2020	Oct. 31, 2017	Mar. 31, 2017	Oct. 31, 2015	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017	May 31, 2020	Feb. 29, 2020	Apr. 30, 2018	Apr. 29, 2018	Apr. 25, 2018	Apr. 13, 2018
Debt Instrument [Line Items]
Interest expense								$ 110,000	$ 85,000	$ 365,000	$ 250,000	$ 349,000	$ 424,000	$ 524,000
Amortization of debt issuance costs								8,000	$ 10,000	21,000	$ 30,000	9,000	71,000	40,000
Repayments of long-term debt												671,000	671,000	4,890,000
Proceeds from Paycheck Protection Program loan										2,593,000
Repayment of Paycheck Protection Program loan										2,593,000
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Subordinated debt						$ 4,000,000
Subordinated borrowing, interest rate		14.00%				14.00%
Debt instrument maturity date						Dec. 31, 2018
Debt conversion, description		The Subordinated Debt agreement required interest only payments semi-annually, on September 1 and March 1 of each calendar year, beginning on March 1, 2018 through the Maturity Date when all unpaid principal and interest became due and payable.
Repayments of subordinated Debt					$ 4,000,000
Credit Facility
Debt Instrument [Line Items]
Amortization of debt issuance costs														219,000
Repayments of long-term debt												671,000	$ 671,000	$ 112,000
PNC Bank, National Association | Revolving Line of Credit
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 10,000,000					$ 4,000,000,000
PNC Bank, National Association | Revolving Line of Credit | Third Amendment [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity												$ 10,000,000
Line of credit facility interest rate at period end												5.75%
PNC Bank, National Association | Term Loan
Debt Instrument [Line Items]
Debt instrument face amount		4,700,000
PNC Bank, National Association | Term Loan | Third Amendment [Member]
Debt Instrument [Line Items]
Debt instrument maturity date												Oct. 04, 2022
Debt instrument payment terms												Borrowings under the term loan are repayable in monthly installments of principal and interest, followed by a balloon payment of all unpaid principal and accrued and unpaid interest due on October 4, 2022.
Debt instrument, interest rate												4.64%	6.33%	4.15%
PNC Bank, National Association | Equipment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 1,500,000
PNC Bank, National Association | Equipment Loan | First Amendment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity												$ 750,000							$ 750,000	$ 1,500,000
PNC Bank, National Association | Equipment Loan | Third Amendment [Member]
Debt Instrument [Line Items]
Debt instrument maturity date												Oct. 04, 2022
Line of credit facility interest rate at period end												4.44%
Debt instrument frequency of periodic payment												36 monthly
PNC Bank, National Association | Credit Facility
Debt Instrument [Line Items]
Debt instrument maturity date												Oct. 04, 2022
Line of credit facility covenant terms												The Credit Facility also contains other customary covenants, representations and events of default.
Line of credit facility covenant compliance												As of December 29, 2019, the Company was in compliance with all covenants under the Credit Facility.
PNC Bank, National Association | LIBOR | Revolving Line of Credit | Third Amendment [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate												2.00%
PNC Bank, National Association | LIBOR | Term Loan | Third Amendment [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate												2.75%
Debt instrument basis points												0.50%
PNC Bank, National Association | LIBOR | Equipment Loan | Third Amendment [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate												2.75%
PNC Bank, National Association | Federal Funds Open Rate | Term Loan | Third Amendment [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate												1.75%
Debt instrument basis points												1.00%
PNC Bank, National Association | Alternate Base Rate | Revolving Line of Credit | Third Amendment [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate												1.00%
PNC Bank, National Association | Alternate Base Rate | Equipment Loan | Third Amendment [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate												1.75%
PNC Bank, National Association | One Month LIBOR Plus | Revolving Line of Credit
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate							1.90%
Outstanding borrowings under facility														$ 0
PNC Bank, National Association | Revolving Line of Credit
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity					10,000,000
PNC Bank, National Association | Revolving Line of Credit | Fifth Amendment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity															$ 15,000,000
PNC Bank, National Association | Revolving Line of Credit | Sixth Amendment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity								$ 15,000,000		$ 15,000,000
Line of credit facility interest rate at period end												5.75%
PNC Bank, National Association | Term Loan
Debt Instrument [Line Items]
Debt instrument face amount					4,700,000
PNC Bank, National Association | Term Loan | Sixth Amendment Loan
Debt Instrument [Line Items]
Debt instrument maturity date										Jul. 31, 2027
Debt instrument payment terms										Borrowings under the amended and restated Term Loan are repayable in monthly installments of principal and interest, followed by a balloon payment of all unpaid principal and accrued and unpaid interest due in July 2027.
Debt instrument, interest rate								3.44%		3.44%		4.64%
Line of credit facility additional borrowing capacity			$ 5,000,000
Proceeds from issuance of secured debt			7,910,000
PNC Bank, National Association | Equipment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity					$ 1,500,000
PNC Bank, National Association | Equipment Loan | First Amendment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity																	$ 750,000	$ 1,500,000
PNC Bank, National Association | Equipment Loan | Fourth Amendment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity																$ 3,000,000
Debt instrument borrowing period	2019-10									2021-10
PNC Bank, National Association | Equipment Loan | Sixth Amendment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity								$ 3,000,000		$ 3,000,000
Debt instrument maturity date										Oct. 31, 2022
Line of credit facility interest rate at period end												4.44%
Debt instrument frequency of periodic payment										36 monthly
PNC Bank, National Association | Credit Facility
Debt Instrument [Line Items]
Debt instrument maturity date										Oct. 31, 2022
Line of credit facility covenant terms										The Credit Facility is secured by all of the Company’s assets and requires the Company to maintain two financial covenants: a fixed charge coverage ratio and a leverage ratio. The Credit Facility also contains various covenants relating to limitations on indebtedness, dividends, investments and acquisitions, mergers, consolidations, the sale of properties and liens and capital expenditures. In addition, the Credit Facility imposes limitations on the Company’s ability to pay dividends or distributions on any equity interest, declare any stock splits or reclassifications of its stock, or apply any of its funds, property or assets to purchase, redeem or retire any of its equity interests or to purchase, redeem or retire any of its options to purchase any of its equity interests.
Line of credit facility covenant compliance										As of September 27, 2020, the Company was in compliance with all covenants under the Credit Facility.
PNC Bank, National Association | Credit Facility | Fourth Amendment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity																$ 17,700,000
PNC Bank, National Association | Credit Facility | Fifth Amendment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity															$ 22,700,000
PNC Bank, National Association | Credit Facility | Sixth Amendment Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity			$ 25,910,000
PNC Bank, National Association | LIBOR | Revolving Line of Credit | Sixth Amendment Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate										2.25%
PNC Bank, National Association | LIBOR | Term Loan | Sixth Amendment Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate										3.25%
Debt instrument basis points										1.00%
PNC Bank, National Association | LIBOR | Equipment Loan | Sixth Amendment Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate										3.00%
PNC Bank, National Association | Federal Funds Open Rate | Term Loan | Sixth Amendment Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate										2.25%
Debt instrument basis points										0.50%
PNC Bank, National Association | Alternate Base Rate | Revolving Line of Credit | Sixth Amendment Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate										1.25%
PNC Bank, National Association | Alternate Base Rate | Equipment Loan | Sixth Amendment Loan
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate										2.00%
CARES Act
Debt Instrument [Line Items]
Proceeds from Paycheck Protection Program loan				$ 2,593,000
Number of times of average monthly payroll expense as loan amount										2.5 times
Repayment of Paycheck Protection Program loan				$ 2,593,000